Discontinued operations - Income statement (Details) - SEK (kr) kr / shares in Units, kr in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Noncurrent assets or disposal groups classified as held for sale
Revenue	kr 23,704	kr 21,466	kr 18,131
Cost of services provided and equipment sold	(13,335)	(11,903)	(9,616)
Gross profit	10,369	9,563	8,515
Selling expenses	(3,947)	(3,892)	(3,473)
Administrative expenses	(2,397)	(2,268)	(1,972)
Other operating income	196	128	135
Other operating expenses	(480)	(62)	(72)
Operating profit	3,750	3,469	3,133
Interest income	15	11	11
Interest expenses	(327)	(314)	(333)
Other financial items	(66)	(1)	(20)
Profit after financial items	3,372	3,165	2,791
NET LOSS	(619)	(2,211)	(4,362)
ATTRIBUTABLE TO
NET LOSS	(619)	(2,211)	(4,362)
Discontinued operations
Noncurrent assets or disposal groups classified as held for sale
Revenue	9,461	9,297	8,439
Cost of services provided and equipment sold	(6,371)	(7,994)	(9,609)
Gross profit	3,090	1,303	(1,170)
Selling expenses	(2,006)	(2,141)	(2,124)
Administrative expenses	(1,220)	(931)	(1,206)
Other operating income	7	9	18
Other operating expenses	(28)	(11)	(56)
Operating profit	(157)	(1,771)	(4,538)
Interest income	8	36	7
Interest expenses	(41)	(43)	(25)
Other financial items	(330)	(337)	317
Profit after financial items	(520)	(2,115)	(4,239)
Income tax from the operation	(59)	188	(23)
NET LOSS FROM THE OPERATION	(579)	(1,927)	(4,262)
Profit/loss on disposal of operation including sales costs and cumulative exchange rate gain	(40)	262	(100)
Income tax from capital gain		(546)
Gain (loss) on discontinuance, net of tax	(40)	(284)	(100)
NET LOSS	(619)	(2,211)	(4,362)
ATTRIBUTABLE TO
Equity holders of the parent company	(757)	(2,239)	(4,050)
Non-controlling interests	138	28	(312)
NET LOSS	kr (619)	kr (2,211)	kr (4,362)
Earnings per share, SEK	kr (1.42)	kr (4.50)	kr (8.96)
Earnings per share, after dilution, SEK	kr (1.42)	kr (4.50)	kr (8.96)
Netherlands
Noncurrent assets or disposal groups classified as held for sale
Profit/loss on disposal of operation including sales costs and cumulative exchange rate gain	kr (88)	kr (71)
Austria
Noncurrent assets or disposal groups classified as held for sale
Profit/loss on disposal of operation including sales costs and cumulative exchange rate gain	1	312
Income tax from capital gain		(546)
Russia
Noncurrent assets or disposal groups classified as held for sale
Profit/loss on disposal of operation including sales costs and cumulative exchange rate gain	kr 47	(17)	kr (100)
Italy
Noncurrent assets or disposal groups classified as held for sale
Profit/loss on disposal of operation including sales costs and cumulative exchange rate gain		kr 38